Concentration Risk (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Concentration Risk [Line Items]
Cash balances without FDIC			$ 0	$ 800
Cash, FDIC Insured Amount			$ 40		$ 700
License Agreement [Member] | Revenue from Rights Concentration Risk [Member] | Rich Dad Operating Company Llc [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	53.80%	58.90%
License Agreement [Member] | Revenue from Rights Concentration Risk [Member] | Rich Dad Operating Company Llc [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			55.80%	70.70%